Fair value of financial instruments - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets	£ 42,700	£ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	(9,900)	0
Transfers into Level 3 of fair value hierarchy, assets	800	0
Transfers into Level 3 of fair value hierarchy, liabilities	(2,800)	0
Deposits at amortised cost	585,613	560,663
Brokered certificates of deposit
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	4,156	4,844
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	(29)
Level 3 | Exit price adjustments derived from market bid-offer spreads
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	86
Fair value adjustments	(628)	(542)
Level 3 | Uncollateralised derivative funding
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	43
Fair value adjustments	62	19
Level 3 | Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(155)	(184)
Level 3 | Derivative debit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	11
Fair value adjustments	119	108
Top of range | Level 3
Disclosure of detailed information about financial instruments [line items]
Favorable changes	1,541	1,512
Unfavorable changes	1,405	1,782
Financial instruments at fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Difference between initial FV and transaction price to be recognised in profit or loss	264	273
Difference between initial FV and transaction price to be recognised in profit or loss, Additions	55	173
Difference between initial FV and transaction price to be recognised in profit or loss, amortisation and releases	64	105
Financial instruments at amortised cost | Level 3
Disclosure of detailed information about financial instruments [line items]
Difference between initial FV and transaction price to be recognised in profit or loss	164	173
Difference between initial FV and transaction price to be recognised in profit or loss, Additions	0	0
Difference between initial FV and transaction price to be recognised in profit or loss, amortisation and releases	£ 9	£ 19